United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 7/31/10

Item 1.                      Schedule of Investments

Federated Max-Cap Index Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 97.2%;1
		Consumer Discretionary – 9.9%
3,180		Abercrombie & Fitch Co., Class A	117,469
15,305	[2]	Amazon.com, Inc.	1,804,306
4,426	[2]	Apollo Group, Inc., Class A	204,171
3,112	[2]	AutoNation, Inc.	76,026
1,030	[2]	AutoZone, Inc.	217,917
19,178	[2]	Bed Bath & Beyond, Inc.	726,463
21,765		Best Buy Co., Inc.	754,375
3,595	[2]	Big Lots, Inc.	123,344
11,581		Block (H&R), Inc.	181,590
27,120		CBS Corp. (New), Class B	400,834
486	[2]	CTC Media, Inc.	8,763
7,778	[2]	CarMax, Inc.	164,116
15,222		Carnival Corp.	527,899
10,729		Coach, Inc.	396,651
125,046		Comcast Corp., Class A	2,423,591
11,997		D. R. Horton, Inc.	132,207
35,171	[2]	DIRECTV Group, Inc., Class A	1,306,954
4,945		Darden Restaurants, Inc.	207,146
2,200		DeVRY, Inc.	118,360
11,717	[2]	Discovery Communications, Inc.	449,081
9,283	[2]	Eastman Kodak Co.	36,853
7,395		Expedia, Inc.	167,719
6,015		Family Dollar Stores, Inc.	248,720
141,332	[2]	Ford Motor Co.	1,804,810
5,658		Fortune Brands, Inc.	248,273
5,327	[2]	GameStop Corp.	106,806
10,380		Gannett Co., Inc.	136,808
18,352		Gap (The), Inc.	332,355
7,085		Genuine Parts Co.	303,451
8,525	[2]	Goodyear Tire & Rubber Co.	90,962
17,882		Harley-Davidson, Inc.	486,927
3,099	[2]	Harman International Industries, Inc.	94,241
4,547		Hasbro, Inc.	191,656
74,334		Home Depot, Inc.	2,119,262
10,626		International Game Technology	161,940
17,224	[2]	Interpublic Group Cos., Inc.	157,427
27,852		Johnson Controls, Inc.	802,416
12,524	[2]	Kohl's Corp.	597,270
19,106		Leggett and Platt, Inc.	398,169
7,225		Lennar Corp., Class A	106,713
11,770		Limited Brands, Inc.	301,783
62,417		Lowe's Cos., Inc.	1,294,529
18,942		Macy's, Inc.	353,268
12,884	[2]	Madison Square Garden, Inc.	247,888
9,830		Marriott International, Inc., Class A	333,335
13,327		Mattel, Inc.	281,999
39,312		McDonald's Corp.	2,741,226

Shares			Value
11,095		McGraw-Hill Cos., Inc.	340,505
1,597		Meredith Corp.	50,705
4,949	[2]	New York Times Co., Class A	43,254
9,674		Newell Rubbermaid, Inc.	149,947
98,492		News Corp., Inc.	1,285,321
17,861		Nike, Inc., Class B	1,315,284
7,260		Nordstrom, Inc.	246,840
4,858	[2]	O'Reilly Automotive, Inc.	239,402
11,583	[2]	Office Depot, Inc.	50,039
13,354		Omnicom Group, Inc.	497,570
10,290		Penney (J.C.) Co., Inc.	253,443
3,139		Polo Ralph Lauren Corp., Class A	248,012
1,679	[2]	Priceline.com, Inc.	376,768
15,465	[2]	Pulte Group, Inc.	135,783
4,485		RadioShack Corp.	96,607
10,640		Ross Stores, Inc.	560,302
3,154		Scripps Networks Interactive	134,455
1,661	[2]	Sears Holdings Corp.	117,931
6,013		Stanley Black & Decker, Inc.	348,874
26,715		Staples, Inc.	543,116
44,897		Starbucks Corp.	1,115,690
8,264		Starwood Hotels & Resorts Worldwide, Inc.	400,391
24,745		TJX Cos., Inc.	1,027,412
31,577		Target Corp.	1,620,532
4,633		Tiffany & Co.	194,910
13,786		Time Warner Cable, Inc.	788,146
59,395		Time Warner, Inc.	1,868,567
4,605	[2]	Urban Outfitters, Inc.	148,097
3,098		V.F. Corp.	245,764
34,601		Viacom, Inc., Class B	1,143,217
84,869		Walt Disney Co.	2,859,237
214		Washington Post Co., Class B	89,985
3,229		Whirlpool Corp.	268,976
7,903		Wyndham Worldwide Corp.	201,764
2,629		Wynn Resorts Ltd.	230,511
16,435		Yum! Brands, Inc.	678,765
		TOTAL	44,404,191
		Consumer Staples – 11.1%
73,251		Altria Group, Inc.	1,623,242
27,230		Archer-Daniels-Midland Co.	745,013
16,064		Avon Products, Inc.	500,072
3,823		Brown-Forman Corp., Class B	241,652
57,948		CVS Caremark Corp.	1,778,424
6,615		Campbell Soup Co.	237,479
4,973		Clorox Co.	322,648
12,544		Coca-Cola Enterprises, Inc.	360,013
18,103		Colgate-Palmolive Co.	1,429,775
20,498		ConAgra Foods, Inc.	481,293
6,906	[2]	Constellation Brands, Inc., Class A	117,816
25,804		Costco Wholesale Corp.	1,463,345
25,600	[2]	Dean Foods Co.	293,376

Shares			Value
11,840		Dr. Pepper Snapple Group, Inc.	444,592
6,009		Estee Lauder Cos., Inc., Class A	374,060
23,329		General Mills, Inc.	797,852
11,119		H.J. Heinz Co.	494,573
14,934		Hershey Foods Corp.	701,898
2,451		Hormel Foods Corp.	105,197
10,708		Kellogg Co.	535,935
15,354		Kimberly-Clark Corp.	984,498
78,746		Kraft Foods, Inc., Class A	2,300,171
31,123		Kroger Co.	659,185
5,775		Lorillard, Inc.	440,286
4,610		McCormick & Co., Inc.	181,311
14,401		Mead Johnson Nutrition Co.	765,269
5,565		Molson Coors Brewing Co., Class B	250,481
70,094		PepsiCo, Inc.	4,549,802
81,088		Philip Morris International, Inc.	4,138,732
127,153		Procter & Gamble Co.	7,776,678
138	[2]	Ralcorp Holdings, Inc.	8,059
5,945		Reynolds American, Inc.	343,740
7,605		SUPERVALU, Inc.	85,784
31,867		Safeway, Inc.	654,548
50,654		Sara Lee Corp.	749,173
4,204		Smucker (J.M.) Co.	258,252
25,430		Sysco Corp.	787,567
101,528		The Coca-Cola Co.	5,595,208
13,301		Tyson Foods, Inc., Class A	232,901
84,052		Wal-Mart Stores, Inc.	4,302,622
44,239		Walgreen Co.	1,263,023
13,030	[2]	Whole Foods Market, Inc.	494,749
		TOTAL	49,870,294
		Energy – 10.6%
27,155		Anadarko Petroleum Corp.	1,334,940
14,352		Apache Corp.	1,371,764
16,366		Baker Hughes, Inc.	789,987
7,938		CONSOL Energy, Inc.	297,516
3,695		Cabot Oil & Gas Corp., Class A	112,587
10,147	[2]	Cameron International Corp.	401,720
26,587		Chesapeake Energy Corp.	559,125
91,965		Chevron Corp.	7,008,653
69,999		ConocoPhillips	3,865,345
13,962	[2]	Denbury Resources, Inc.	221,158
19,262		Devon Energy Corp.	1,203,682
2,400		Diamond Offshore Drilling, Inc.	142,776
11,100		EOG Resources, Inc.	1,082,250
26,849		El Paso Corp.	330,780
222,799		Exxon Mobil Corp.	13,296,644
4,677	[2]	FMC Technologies, Inc.	295,961
34,953		Halliburton Co.	1,044,396
4,866		Helmerich & Payne, Inc.	197,219
11,778		Hess Corp.	631,183
31,045		Marathon Oil Corp.	1,038,455

Shares			Value
8,200	[2]	Mariner Energy, Inc.	195,898
4,545		Massey Energy Co.	138,986
7,334		Murphy Oil Corp.	401,537
12,401	[2]	Nabors Industries Ltd.	228,302
25,503		National-Oilwell, Inc.	998,697
6,841		Noble Energy, Inc.	458,757
35,950		Occidental Petroleum Corp.	2,801,583
12,502		Peabody Energy Corp.	564,465
5,027		Pioneer Natural Resources, Inc.	291,164
7	[2]	Precision Drilling Corp.	53
4,631	[2]	QEP Resources, Inc.	159,399
5,577		Range Resources Corp.	207,018
3,925	[2]	Rowan Cos., Inc.	99,146
47,473		Schlumberger Ltd.	2,832,239
17,827		Smith International, Inc.	739,464
12,173	[2]	Southwestern Energy Co.	443,706
26,760		Spectra Energy Corp.	556,340
5,240		Sunoco, Inc.	186,911
5,800	[2]	Tesoro Petroleum Corp.	74,878
35,342		Valero Energy Corp.	600,461
25,945		Williams Cos., Inc.	503,592
		TOTAL	47,708,737
		Financials – 16.0%
11,274		AON Corp.	424,692
11,816		Ace Ltd.	627,193
27,009		Aflac, Inc.	1,328,573
26,033		Allstate Corp.	735,172
52,031		American Express Co.	2,322,664
4,781	[2]	American International Group, Inc.	183,925
7,018	[2]	Americredit Corp.	169,204
9,014		Ameriprise Financial, Inc.	382,103
5,104		Apartment Investment & Management Co., Class A	109,583
4,935		Assurant, Inc.	184,026
3,119		Avalonbay Communities, Inc.	327,776
252		Axis Capital Holdings Ltd.	7,855
30,234		BB&T Corp.	750,710
438,571		Bank of America Corp.	6,157,537
42,660		Bank of New York Mellon Corp.	1,069,486
282		Berkley, W. R. Corp.	7,617
71,198	[2]	Berkshire Hathaway, Inc.	5,561,988
5,289		Boston Properties, Inc.	433,169
9,469	[2]	CB Richard Ellis Services, Inc.	160,973
2,310		CME Group, Inc.	644,028
25,498		Capital One Financial Corp.	1,079,330
39,712		Charles Schwab Corp.	587,340
14,289		Chubb Corp.	752,030
5,733		Cincinnati Financial Corp.	157,944
1,001,875	[2]	Citigroup, Inc.	4,107,687
7,688		Comerica, Inc.	294,912
25,276		Discover Financial Services	385,965
7,200	[2]	E*Trade Group, Inc.	105,336

Shares			Value
10,849		Equity Residential Properties Trust	497,427
108		Everest Re Group Ltd.	8,383
3,127		Federated Investors, Inc.	66,355
34,750		Fifth Third Bancorp	441,672
8,078	[2]	First Horizon National Corp.	92,647
10,141		Franklin Resources, Inc.	1,019,982
21,500	[2]	Genworth Financial, Inc., Class A	291,970
24,138		Goldman Sachs Group, Inc.	3,640,493
11,487		HCP, Inc.	407,444
19,417		Hartford Financial Services Group, Inc.	454,552
5,741		Health Care REIT, Inc.	260,125
24,445		Host Marriott Corp.	350,541
16,670		Hudson City Bancorp, Inc.	207,041
31,538		Huntington Bancshares, Inc.	191,120
2,612	[2]	InterContinentalExchange, Inc.	275,879
20,427		Invesco Ltd.	399,144
181,733		J.P. Morgan Chase & Co.	7,320,205
6,192		Janus Capital Group, Inc.	64,892
38,320		KeyCorp	324,187
14,769		Kimco Realty Corp.	222,569
7,193		Legg Mason, Inc.	207,806
6,647		Leucadia National Corp.	146,832
13,238		Lincoln National Corp.	344,718
12,379		Loews Corp.	459,880
3,026		M & T Bank Corp.	264,291
12	[2]	Markel Corp.	4,056
25,291		Marsh & McLennan Cos., Inc.	594,844
22,798		Marshall & Ilsley Corp.	160,270
34,434		MetLife, Inc.	1,448,294
6,834		Moody's Corp.	160,941
59,743		Morgan Stanley	1,612,464
5,023	[2]	NASDAQ Stock Market, Inc.	97,798
17,979		NYSE Euronext	520,852
11,804		Northern Trust Corp.	554,670
23,009		PNC Financial Services Group	1,366,505
740		PartnerRe Ltd.	53,554
13,355		People's United Financial, Inc.	184,833
5,732		Plum Creek Timber Co., Inc.	205,664
12,544		Principal Financial Group	321,252
32,374		Progressive Corp., OH	635,825
20,826		Prologis	226,170
20,384		Prudential Financial, Inc.	1,167,799
5,977		Public Storage, Inc.	586,463
46,637		Regions Financial Corp.	341,849
16,872	[2]	SLM Corp.	202,464
10,290		Simon Property Group, Inc.	918,074
17,640		State Street Corp.	686,549
21,878		SunTrust Banks, Inc.	567,734
18,327		T. Rowe Price Group, Inc.	883,911
474	[2]	TD Ameritrade Holding Corp.	7,461
21,615		The Travelers Cos., Inc.	1,090,477

Shares			Value
2,903		Torchmark Corp.	154,062
86,290		U.S. Bancorp	2,062,331
14,505		Unum Group	331,004
8,101		Ventas, Inc.	410,883
6,903		Vornado Realty Trust	571,430
228,119		Wells Fargo & Co.	6,325,740
12		White Mountains Insurance Group, Inc.	3,769
15,886		XL Group PLC	281,659
5,692		Zions Bancorp	126,305
		TOTAL	71,886,929
		Health Care – 11.0%
67,464		Abbott Laboratories	3,311,133
18,541		Aetna, Inc.	516,367
11,824		Allergan, Inc.	721,973
2,690	[2]	Allscripts Healthcare Solutions, Inc.	44,896
22,635		AmerisourceBergen Corp.	678,371
48,817	[2]	Amgen, Inc.	2,661,991
3,824		Bard (C.R.), Inc.	300,299
27,335		Baxter International, Inc.	1,196,453
8,724		Becton, Dickinson & Co.	600,211
8,505	[2]	Biogen Idec, Inc.	475,259
53,324	[2]	Boston Scientific Corp.	298,614
77,775		Bristol-Myers Squibb Co.	1,938,153
12,130		CIGNA Corp.	373,119
12,982		Cardinal Health, Inc.	418,929
11,542	[2]	CareFusion Corp.	243,190
16,204	[2]	Celgene Corp.	893,651
2,674	[2]	Cephalon, Inc.	151,749
2,450	[2]	Cerner Corp.	189,752
6,535	[2]	Coventry Health Care, Inc.	129,589
4,224	[2]	DaVita, Inc.	242,120
6,636		Dentsply International, Inc.	199,213
4,720	[2]	Eclipsys Corp.	93,031
42,207		Eli Lilly & Co.	1,502,569
22,970	[2]	Express Scripts, Inc., Class A	1,037,785
14,934	[2]	Forest Laboratories, Inc., Class A	414,418
9,384	[2]	Genzyme Corp.	652,751
31,315	[2]	Gilead Sciences, Inc.	1,043,416
12,568	[2]	Hospira, Inc.	654,793
7,486	[2]	Humana, Inc.	351,992
126	[2]	IDEXX Laboratories, Inc.	7,401
1,378	[2]	Intuitive Surgical, Inc.	452,494
122,859		Johnson & Johnson	7,136,879
35,591	[2]	King Pharmaceuticals, Inc.	311,777
3,657	[2]	Laboratory Corp. of America Holdings	266,888
6,397	[2]	Life Technologies Corp.	275,007
12,070		McKesson HBOC, Inc.	758,237
27,162	[2]	Medco Health Solutions, Inc.	1,303,776
49,846		Medtronic, Inc.	1,842,807
119,028		Merck & Co., Inc.	4,101,705
10,820	[2]	Mylan Laboratories, Inc.	188,268

Shares			Value
3,261		Patterson Cos., Inc.	87,003
5,172		PerkinElmer, Inc.	100,647
326,077		Pfizer, Inc.	4,891,155
6,304	[2]	Psychiatric Solutions, Inc.	208,915
5,292		Quest Diagnostics, Inc.	248,671
12,940	[2]	St. Jude Medical, Inc.	475,804
11,310		Stryker Corp.	526,707
14,876	[2]	Tenet Healthcare Corp.	68,430
19,029	[2]	Thermo Fisher Scientific, Inc.	853,641
57,162		UnitedHealth Group, Inc.	1,740,583
4,645	[2]	Varian Medical Systems, Inc.	256,404
3,269	[2]	Waters Corp.	209,739
5,011	[2]	Watson Pharmaceuticals, Inc.	202,945
21,315	[2]	Wellpoint, Inc.	1,081,097
10,032	[2]	Zimmer Holdings, Inc.	531,596
		TOTAL	49,464,363
		Industrials – 10.3%
30,418		3M Co.	2,601,956
186		AMETEK, Inc.	8,234
4,786		Avery Dennison Corp.	171,578
26,694		Boeing Co.	1,818,929
5,834		C.H. Robinson Worldwide, Inc.	380,377
17,585		CSX Corp.	927,081
30,919		Caterpillar, Inc.	2,156,600
4,546		Cintas Corp.	120,287
8,753		Cummins, Inc.	696,826
24,267		Danaher Corp.	932,095
16,367		Deere & Co.	1,091,352
8,941		Donnelley (R.R.) & Sons Co.	150,835
7,068		Dover Corp.	339,052
1,800		Dun & Bradstreet Corp.	123,048
6,843		Eaton Corp.	536,902
32,979		Emerson Electric Co.	1,633,780
6,246		Equifax, Inc.	195,750
10,587		Expeditors International Washington, Inc.	451,430
4,800		Fastenal Co.	235,584
11,011		FedEx Corp.	908,958
1,947		Flowserve Corp.	193,064
6,912		Fluor Corp.	333,780
17,862		General Dynamics Corp.	1,094,047
468,822		General Electric Co.	7,557,411
4,402		Goodrich (B.F.) Co.	320,774
2,179		Grainger (W.W.), Inc.	244,070
32,237		Honeywell International, Inc.	1,381,678
9,253		ITT Corp.	436,001
20,229		Illinois Tool Works, Inc.	879,961
6,381		Iron Mountain, Inc.	151,038
4,364	[2]	Jacobs Engineering Group, Inc.	159,591
5,270		L-3 Communications Holdings, Inc.	384,921
72		Lincoln Electric Holdings	3,976
18,557		Lockheed Martin Corp.	1,394,558

Shares			Value
12,491		Masco Corp.	128,407
13,011		Norfolk Southern Corp.	732,129
15,090		Northrop Grumman Corp.	884,878
12,830		PACCAR, Inc.	587,871
4,113		Pall Corp.	157,281
6,413		Parker-Hannifin Corp.	398,376
7,276		Pitney Bowes, Inc.	177,607
5,970		Precision Castparts Corp.	729,474
7,400	[2]	Quanta Services, Inc.	158,952
24,898		Raytheon Co.	1,152,030
11,413		Republic Services, Inc.	363,618
5,204		Robert Half International, Inc.	131,037
11,364		Rockwell Automation, Inc.	615,361
12,435		Rockwell Collins	710,785
3,300		Roper Industries, Inc.	206,250
2,340		Ryder System, Inc.	102,188
2,035		Snap-On, Inc.	90,903
55,680		Southwest Airlines Co.	670,944
2,977	[2]	Stericycle, Inc.	187,551
11,860		Textron, Inc.	246,214
276		Timken Co.	9,279
17,834		Union Pacific Corp.	1,331,665
43,370		United Parcel Service, Inc.	2,819,050
40,318		United Technologies Corp.	2,866,610
216	[2]	Waste Connections, Inc.	8,245
22,883		Waste Management, Inc.	776,878
		TOTAL	46,259,107
		Information Technology – 18.2%
7,793	[2]	ADC Telecommunications, Inc.	99,205
3,878	[2]	AOL, Inc.	81,128
18,510	[2]	Adobe Systems, Inc.	531,607
24,465	[2]	Advanced Micro Devices, Inc.	183,243
12,268	[2]	Agilent Technologies, Inc.	342,645
6,753	[2]	Akamai Technologies, Inc.	259,045
10,583		Altera Corp.	293,361
6,104		Amphenol Corp., Class A	273,459
11,079		Analog Devices, Inc.	329,157
39,623	[2]	Apple, Inc.	10,193,017
63,530		Applied Materials, Inc.	749,654
8,771	[2]	Autodesk, Inc.	259,095
17,685		Automatic Data Processing, Inc.	729,860
9,485	[2]	BMC Software, Inc.	337,476
17,485		Broadcom Corp.	629,985
16,315		CA, Inc.	319,121
256,820	[2,3]	Cisco Systems, Inc.	5,924,837
7,463	[2]	Citrix Systems, Inc.	410,614
17,088	[2]	Cognizant Technology Solutions Corp.	932,321
7,435		Computer Sciences Corp.	337,029
7,838	[2]	Compuware Corp.	64,115
54,873		Corning, Inc.	994,299
60,583	[2]	Dell, Inc.	802,119

Shares			Value
89,918	[2]	EMC Corp.	1,779,477
51,577	[2]	eBay, Inc.	1,078,475
11,500	[2]	Electronic Arts, Inc.	183,195
5,300	[2]	FLIR Systems, Inc.	157,728
17,778		Fidelity National Information Services, Inc.	509,695
6,515	[2]	First American Financial Corp.	96,096
1,700	[2]	First Solar, Inc.	213,265
5,358	[2]	Fiserv, Inc.	268,436
10,678	[2]	Google, Inc.	5,177,228
4,567		Harris Corp.	203,369
1,900	[2]	Hewitt Associates, Inc.	93,290
109,965		Hewlett-Packard Co.	5,062,789
56,207		IBM Corp.	7,216,979
245,992		Intel Corp.	5,067,435
11,364	[2]	Intuit, Inc.	451,719
19,805	[2]	JDS Uniphase Corp.	214,884
8,335		Jabil Circuit, Inc.	120,941
21,601	[2]	Juniper Networks, Inc.	600,076
16,825		KLA-Tencor Corp.	532,848
23,225	[2]	LSI Logic Corp.	93,597
3,518	[2]	Lexmark International Group, Class A	129,287
7,883		Linear Technology Corp.	251,310
8,200	[2]	MEMC Electronic Materials, Inc.	78,392
3,404		Mastercard, Inc.	714,976
5,488	[2]	McAfee, Inc.	181,653
6,520		Microchip Technology, Inc.	198,534
37,021	[2]	Micron Technology, Inc.	269,513
333,293		Microsoft Corp.	8,602,292
4,723		Molex, Inc.	93,090
4,355	[2]	Monster Worldwide, Inc.	59,751
81,717	[2]	Motorola, Inc.	612,060
20,126	[2]	NVIDIA Corp.	184,958
8,325		National Semiconductor Corp.	114,885
20,218	[2]	NetApp, Inc.	855,221
12,320	[2]	Novell, Inc.	74,413
4,221	[2]	Novellus Systems, Inc.	112,743
173,626		Oracle Corp.	4,104,519
11,312		Paychex, Inc.	293,999
3,837	[2]	Qlogic Corp.	61,085
72,868		Qualcomm, Inc.	2,774,813
6,636	[2]	Red Hat, Inc.	213,347
31,771	[2]	SAIC, Inc.	528,352
3,979	[2]	Salesforce.com, Inc.	393,722
10,087	[2]	Sandisk Corp.	440,802
366	[2]	Sohu.com, Inc.	17,209
28,095	[2]	Symantec Corp.	364,392
13,345		Tellabs, Inc.	93,148
7,303	[2]	Teradata Corp.	232,235
7,901	[2]	Teradyne, Inc.	85,015
55,808		Texas Instruments, Inc.	1,377,900
8,743		Total System Services, Inc.	130,358

Shares			Value
6,412	[2]	Verisign, Inc.	180,498
15,931		Visa, Inc., Class A	1,168,539
84	[2]	WebMD Health Corp., Class A	3,887
17,460	[2]	Western Digital Corp.	460,769
23,676		Western Union Co.	384,262
60,160		Xerox Corp.	585,958
10,652		Xilinx, Inc.	297,404
41,434	[2]	Yahoo, Inc.	575,104
		TOTAL	81,498,309
		Materials – 3.4%
3,500		AK Steel Holding Corp.	48,965
9,467		Air Products & Chemicals, Inc.	687,115
3,619		Airgas, Inc.	236,284
41,164		Alcoa, Inc.	459,802
3,434		Allegheny Technologies, Inc.	163,493
102		Aptargroup, Inc.	4,393
3,248		Ball Corp.	189,163
7,726		Bemis Co., Inc.	231,471
2,473		CF Industries Holdings, Inc.	200,783
5,953		Cliffs Natural Resources, Inc.	336,761
40,613		Dow Chemical Co.	1,109,953
39,084		Du Pont (E.I.) de Nemours & Co.	1,589,546
7,305		Eastman Chemical Co.	457,585
14,216		Ecolab, Inc.	695,305
2,557		FMC Corp.	159,787
20,585		Freeport-McMoran Copper & Gold, Inc.	1,472,651
9,490	[2]	Gerdau Ameristeel Corp.	104,105
3,199		International Flavors & Fragrances, Inc.	145,171
19,053		International Paper Co.	461,083
7,462		MeadWestvaco Corp.	178,789
20,734		Monsanto Co.	1,199,255
353		Nalco Holding Co.	8,610
17,273		Newmont Mining Corp.	965,561
21,181		Nucor Corp.	829,024
5,803	[2]	Owens-Illinois, Inc.	160,453
5,849		PPG Industries, Inc.	406,330
5,194	[2]	Pactiv Corp.	158,001
13,407		Praxair, Inc.	1,163,996
7,066		Sealed Air Corp.	152,838
4,992		Sherwin-Williams Co.	345,197
4,260		Sigma-Aldrich Corp.	238,986
3,673	[2]	Titanium Metals Corp.	81,320
6,182		United States Steel Corp.	274,048
4,492		Vulcan Materials Co.	203,218
10,786		Weyerhaeuser Co.	174,949
		TOTAL	15,293,991
		Telecommunication Services – 3.0%
261,151		AT&T, Inc.	6,774,257
17,907	[2]	American Tower Systems Corp.	828,019
12,264		CenturyLink, Inc.	436,844
59,553		Frontier Communications Corp.	454,986

Shares			Value
9,500	[2]	MetroPCS Communications, Inc.	85,025
75,540		Qwest Communications International, Inc.	427,556
155,421	[2]	Sprint Nextel Corp.	710,274
246		Telephone and Data System, Inc.	8,396
126,463		Verizon Communications, Inc.	3,675,015
24,623		Windstream Corp.	280,702
		TOTAL	13,681,074
		Utilities – 3.7%
23,499	[2]	AES Corp.	242,275
5,943		Allegheny Energy, Inc.	135,500
10,348		Ameren Corp.	262,529
19,328		American Electric Power Co., Inc.	695,422
7,957		CMS Energy Corp.	126,675
14,471		CenterPoint Energy, Inc.	205,922
9,915		Consolidated Edison Co.	457,280
15,293		Constellation Energy Group, Inc.	483,259
14,967		DTE Energy Co.	690,877
20,956		Dominion Resources, Inc.	879,943
46,208		Duke Energy Corp.	790,157
5,061		EQT Corp.	185,638
12,968		Edison International	429,889
7,756		Entergy Corp.	601,168
31,405		Exelon Corp.	1,313,671
21,019		FirstEnergy Corp.	792,416
10,689		Integrys Energy Group, Inc.	506,124
10,289		NICOR, Inc.	450,555
9,322	[2]	NRG Energy, Inc.	211,423
222		NSTAR	8,250
15,340		NextEra Energy, Inc.	802,282
23,196		NiSource, Inc.	382,734
6,276		Northeast Utilities Co.	174,724
4,829		ONEOK, Inc.	224,693
15,342		P G & E Corp.	681,185
22,777		PPL Corp.	621,584
7,877		Pepco Holdings, Inc.	133,200
3,718		Pinnacle West Capital Corp.	141,619
10,098		Progress Energy, Inc.	425,227
21,210		Public Service Enterprises Group, Inc.	697,809
4,149		SCANA Corp.	158,948
9,904		Sempra Energy	492,724
28,989		Southern Co.	1,024,181
31,121		TECO Energy, Inc.	508,517
4,112		Wisconsin Energy Corp.	223,199
16,161		Xcel Energy, Inc.	355,380
		TOTAL	16,516,979
		TOTAL COMMON STOCKS (IDENTIFIED COST $202,851,200)	436,583,974
		EXCHANGE-TRADED FUND – 0.3%
10,337		SPDR Trust, Series 1 (IDENTIFIED COST $1,008,105)	1,139,861

Shares			Value
		WARRANT – 0.0%
		Consumer Discretionary – 0.0%
30,369	[2]	Ford Motor Co. Del, Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	146,986
		MUTUAL FUND – 2.1%
9,426,722	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	9,426,722
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $213,437,872)[6]	447,297,543
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[7]	1,679,282
		TOTAL NET ASSETS — 100%	$448,976,825

At July 31, 2010, the Fund had the following outstanding long futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 Index E-Mini Long Futures	104	$5,711,160	September 2010	$374,964
2S&P 500 Index Long Futures	21	$5,766,075	September 2010	$248,494
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$623,458

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $11,477,235 at July 31, 2010, which represents 2.6% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
4	Affiliated company.
5	7-Day net yield.
6	At July 31, 2010, the cost of investments for federal tax purposes was $213,437,872. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $233,859,671. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $238,243,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,383,678.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

Federated Mid-Cap Index Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 98.1%;1
		Consumer Discretionary – 13.5%
40,394	[2]	99 Cents Only Stores	671,348
69,300	[3]	Aaron's, Inc.	1,258,488
75,207		Advance Auto Parts, Inc.	4,025,831
80,756	[2]	Aeropostale, Inc.	2,295,893
177,019		American Eagle Outfitters, Inc.	2,179,104
35,006		American Greetings Corp., Class A	717,273
51,377	[2]	AnnTaylor Stores Corp.	901,153
46,900	[2]	Bally Technologies, Inc.	1,514,870
35,523	[3]	Barnes & Noble, Inc.	460,733
26,396		Bob Evans Farms, Inc.	692,103
100,674	[2,3]	BorgWarner, Inc.	4,415,562
49,196	[2,3]	Boyd Gaming Corp.	416,198
86,932		Brinker International, Inc.	1,366,571
78,400		Burger King Holdings, Inc.	1,354,752
57,540	[2,3]	Career Education Corp.	1,405,702
51,409	[2,3]	Cheesecake Factory, Inc.	1,205,027
152,760		Chicos Fas, Inc.	1,431,361
27,058	[2,3]	Chipotle Mexican Grill, Inc.	4,001,878
47,391	[2]	Coldwater Creek, Inc.	185,773
54,952	[2]	Collective Brands, Inc.	880,331
74,732	[2,3]	Corinthian Colleges, Inc.	680,061
77,219	[2]	Dick's Sporting Goods, Inc.	2,031,632
109,359	[2,3]	Dollar Tree, Inc.	4,846,791
65,447	[2]	Dreamworks Animation SKG, Inc.	2,039,329
50,576	[2]	Dress Barn, Inc.	1,249,227
135,509		Foot Locker, Inc.	1,841,567
40,903	[2,3]	Fossil, Inc.	1,619,759
120,336		Gentex Corp.	2,318,875
49,398		Guess ?, Inc.	1,763,509
81,186	[2]	Hanesbrands, Inc.	2,033,709
34,345		Harte-Hanks	387,412
25,052	[2]	ITT Educational Services, Inc.	2,022,699
25,647		International Speedway Corp., Class A	664,257
48,200	[2,3]	J. Crew Group, Inc.	1,717,366
65,000		KB HOME	739,700
122,153	[2]	LKQ Corp.	2,416,186
46,509	[2]	Lamar Advertising Co.	1,272,021
35,045	[2]	Life Time Fitness, Inc.	1,274,236
31,718		M.D.C. Holdings, Inc.	923,628
26,349		Matthews International Corp., Class A	951,462
47,857	[2]	Mohawk Industries, Inc.	2,341,643
5,274	[2,3]	NVR, Inc.	3,304,161
35,495	[2]	NetFlix, Inc.	3,640,012
27,059	[2]	Panera Bread Co.	2,116,284
101,904		PetSmart, Inc.	3,164,119
1

Principal Amount or Shares			Value
48,527		Phillips Van Heusen Corp.	2,518,066
48,101		Regis Corp.	732,578
57,482	[2]	Rent-A-Center, Inc.	1,264,029
36,850		Ryland Group, Inc.	601,392
135,970	[2,3]	Saks, Inc.	1,116,314
22,777		Scholastic Corp.	576,941
55,962	[2]	Scientific Games Holdings Corp.	592,638
220,071		Service Corp. International	1,875,005
57,948		Sothebys Holdings, Inc., Class A	1,572,129
11,897	[3]	Strayer Education, Inc.	2,848,142
33,631		Thor Industries, Inc.	936,287
37,887	[2]	Timberland Co., Class A	667,569
119,556	[2]	Toll Brothers, Inc.	2,075,492
30,854		Tractor Supply Co.	2,144,662
53,711		Tupperware Brands Corp.	2,115,676
31,855	[2,3]	Under Armour, Inc., Class A	1,196,474
44,800	[2]	WMS Industries, Inc.	1,725,248
38,529	[2]	Warnaco Group, Inc.	1,609,356
292,127		Wendy's / Arby's Group, Inc.	1,273,674
36,870		Wiley (John) & Sons, Inc., Class A	1,451,941
91,891		Williams-Sonoma, Inc.	2,454,409
		TOTAL	110,087,618
		Consumer Staples – 3.9%
72,779		Alberto-Culver Co.	2,130,241
46,631	[2]	BJ's Wholesale Club, Inc.	2,124,042
60,311		Church and Dwight, Inc.	3,996,810
64,170		Corn Products International, Inc.	2,139,428
59,495	[2]	Energizer Holdings, Inc.	3,660,132
66,823		Flowers Foods, Inc.	1,619,121
89,400	[2,3]	Green Mountain Coffee, Inc.	2,752,626
61,333	[2]	Hansen Natural Corp.	2,569,239
17,093		Lancaster Colony Corp.	887,469
53,783	[2]	NBTY, Inc.	2,898,366
46,600	[2]	Ralcorp Holdings, Inc.	2,721,440
34,636		Ruddick Corp.	1,227,846
126,220	[2]	Smithfield Foods, Inc.	1,798,635
23,863		Tootsie Roll Industries, Inc.	602,064
21,234		Universal Corp.	941,728
		TOTAL	32,069,187
		Energy – 5.7%
138,757		Arch Coal, Inc.	3,287,153
48,101	[2]	Atwood Oceanics, Inc.	1,308,347
32,672	[2]	Bill Barrett Corp.	1,155,935
71,615		Cimarex Energy Co.	4,932,125
39,918	[2]	Comstock Resources, Inc.	1,010,325
54,738	[2,3]	Exterran Holdings, Inc.	1,459,863
95,748	[2]	Forest Oil Corp.	2,737,435
92,223		Frontier Oil Corp.	1,133,421
79,792	[2]	Helix Energy Solutions Group, Inc.	749,247
2

Principal Amount or Shares			Value
88,265	[2]	Mariner Energy, Inc.	2,108,651
113,593	[2]	Newfield Exploration Co.	6,072,682
46,863	[2]	Oceaneering International, Inc.	2,318,781
23,147		Overseas Shipholding Group, Inc.	908,057
63,767	[2,3]	Patriot Coal Corp.	769,030
130,880		Patterson-UTI Energy, Inc.	2,150,358
118,807	[2]	Plains Exploration & Production Co.	2,679,098
149,929	[2]	Pride International, Inc.	3,566,811
100,293	[2]	Quicksilver Resources, Inc.	1,262,689
106,800		Southern Union Co.	2,410,476
66,734	[2]	Superior Energy Services, Inc.	1,520,868
44,902		Tidewater, Inc.	1,840,084
35,300	[2]	Unit Corp.	1,443,770
		TOTAL	46,825,206
		Financials – 20.0%
143,816		AMB Property Corp.	3,589,647
38,098	[2]	Affiliated Managers Group	2,698,481
37,728		Alexandria Real Estate Equities, Inc.	2,661,710
64,900		American Financial Group, Inc.	1,912,603
83,732	[2]	Americredit Corp.	2,018,779
165,773		Apollo Investment Corp.	1,674,307
146,901		Associated Banc Corp.	1,996,385
69,387		Astoria Financial Corp.	918,684
52,913		BRE Properties, Inc., Class A	2,195,890
62,300		Bancorpsouth, Inc.	913,318
41,566		Bank of Hawaii Corp.	2,070,402
110,706		Berkley, W. R. Corp.	2,990,169
100,458		Brown & Brown	2,011,169
56,313		Camden Property Trust	2,563,368
65,908		Cathay Bancorp, Inc.	775,078
37,706		City National Corp.	2,136,799
62,163		Commerce Bancshares, Inc.	2,433,681
49,751		Corporate Office Properties Trust	1,865,663
85,022		Cousins Properties, Inc.	582,401
51,776		Cullen Frost Bankers, Inc.	2,858,553
211,448		Duke Realty Corp.	2,528,918
101,391		Eaton Vance Corp.	3,037,674
31,024		Equity One, Inc.	528,649
25,500		Essex Property Trust, Inc.	2,680,305
50,705		Everest Re Group Ltd.	3,935,722
52,293	[3]	Federal Realty Investment Trust	4,088,790
196,246		Fidelity National Financial, Inc., Class A	2,898,553
177,905		First Niagara Financial Group, Inc.	2,385,706
92,158		FirstMerit Corp.	1,816,434
170,200		Fulton Financial Corp.	1,550,522
88,597		Gallagher (Arthur J.) & Co.	2,252,136
18,100		Greenhill & Co., Inc.	1,231,705
97,764		HCC Insurance Holdings, Inc.	2,553,596
38,879		Hanover Insurance Group, Inc.	1,704,067
3

Principal Amount or Shares			Value
60,659		Highwoods Properties, Inc.	1,899,233
105,054		Hospitality Properties Trust	2,148,354
43,700		International Bancshares Corp.	757,758
103,762		Jefferies Group, Inc.	2,561,884
35,734		Jones Lang LaSalle, Inc.	2,767,956
96,175		Liberty Property Trust	3,048,748
111,504	[3]	Macerich Co. (The)	4,621,841
67,397		Mack-Cali Realty Corp.	2,171,531
30,679		Mercury General Corp.	1,323,185
102,448		Nationwide Health Properties, Inc.	3,833,604
372,392		New York Community Bancorp, Inc.	6,427,486
92,200		Newalliance Bancshares, Inc.	1,122,074
205,171		Old Republic International Corp.	2,566,689
79,518		Omega Healthcare Investors	1,747,806
26,570		PacWest Bancorp	556,110
34,079		Potlatch Corp.	1,262,968
39,600		Prosperity Bancshares, Inc.	1,341,648
72,648		Protective Life Corp.	1,633,854
84,465		Raymond James Financial, Inc.	2,253,526
68,153		Rayonier, Inc.	3,327,911
89,954		Realty Income Corp.	2,886,624
70,035		Regency Centers Corp.	2,643,121
62,500		Reinsurance Group of America	2,998,750
111,480		SEI Investments Co.	2,138,186
67,100		SL Green Realty Corp.	4,042,104
35,131	[2]	SVB Financial Group	1,517,308
108,449		Senior Housing Properties Trust	2,445,525
41,025		StanCorp Financial Group, Inc.	1,546,232
669,689	[3]	Synovus Financial Corp.	1,754,585
107,131		TCF Financial Corp.	1,696,955
55,000		Transatlantic Holdings, Inc.	2,629,550
47,922		Trustmark Corp.	1,054,284
138,686		UDR, Inc.	2,927,661
42,805		Unitrin, Inc.	1,189,551
136,754	[3]	Valley National Bancorp	1,984,308
73,031		Waddell & Reed Financial, Inc., Class A	1,740,329
95,539		Washington Federal, Inc.	1,662,379
58,210		Webster Financial Corp. Waterbury	1,085,034
89,191		Weingarten Realty Investors	1,888,173
24,923		WestAmerica Bancorp.	1,339,860
77,991		Wilmington Trust Corp.	790,829
		TOTAL	163,395,378
		Health Care – 11.1%
61,566	[2]	Affymetrix, Inc.	301,058
59,544		Beckman Coulter, Inc.	2,728,901
16,500	[2]	Bio Rad Laboratories, Inc., Class A	1,465,200
56,502	[2]	Charles River Laboratories International, Inc.	1,756,082
81,140	[2]	Community Health Systems, Inc.	2,631,370
55,306	[2]	Covance, Inc.	2,143,661
4

Principal Amount or Shares			Value
96,634	[2,3]	Edwards Lifesciences Corp.	5,585,445
99,767	[2]	Endo Pharmaceuticals Holdings, Inc.	2,395,406
42,907	[2]	Gen-Probe, Inc.	1,929,528
213,507	[2]	Health Management Association, Class A	1,528,710
85,851	[2]	Health Net, Inc.	2,021,791
78,143	[2,3]	Henry Schein, Inc.	4,101,726
53,834		Hill-Rom Holdings, Inc.	1,778,675
220,795	[2]	Hologic, Inc.	3,122,041
49,663	[2,3]	IDEXX Laboratories, Inc.	2,917,205
60,700	[2]	Immucor, Inc.	1,166,654
32,629	[2]	Kindred Healthcare, Inc.	433,966
52,807	[2]	Kinetic Concepts, Inc.	1,875,177
46,557	[2]	LifePoint Hospitals, Inc.	1,439,077
84,891	[2]	Lincare Holdings, Inc.	2,017,010
40,672	[2]	MEDNAX Inc.	1,917,685
45,241	[2]	Masimo Corp.	1,044,162
49,253		Medicis Pharmaceutical Corp., Class A	1,248,564
28,900	[2]	Mettler-Toledo International, Inc.	3,375,520
102,502	[3]	Omnicare, Inc.	2,524,624
53,400		Owens & Minor, Inc.	1,451,946
68,744	[3]	Perrigo Co.	3,850,351
100,946		Pharmaceutical Product Development, Inc.	2,448,950
48,891	[2]	Psychiatric Solutions, Inc.	1,620,248
64,885	[2,3]	ResMed, Inc.	4,262,296
50,729		Steris Corp.	1,612,675
32,272		Techne Corp.	1,884,685
34,194		Teleflex, Inc.	1,937,774
48,550	[2]	Thoratec Laboratories Corp.	1,785,669
42,034	[2]	United Therapeutics Corp.	2,055,042
82,669		Universal Health Services, Inc., Class B	2,973,604
72,914	[2]	VCA Antech, Inc.	1,519,528
54,223	[2,3]	Valeant Pharmaceuticals International	3,053,839
172,921	[2]	Vertex Pharmaceuticals, Inc.	5,820,521
35,888	[2]	Wellcare Health Plans, Inc.	925,551
		TOTAL	90,651,917
		Industrials – 14.7%
78,997	[2]	AGCO Corp.	2,745,936
91,501		AMETEK, Inc.	4,050,749
37,251		Acuity Brands, Inc.	1,569,385
97,127	[2]	Aecom Technology Corp.	2,344,646
116,605	[2]	AirTran Holdings, Inc.	562,036
31,032	[2]	Alaska Air Group, Inc.	1,600,941
35,653		Alexander and Baldwin, Inc.	1,196,158
28,097	[2]	Alliant Techsystems, Inc.	1,886,995
87,032	[2]	BE Aerospace, Inc.	2,558,741
40,412		Brinks Co. (The)	885,023
69,073		Bucyrus International, Inc.	4,297,722
52,516		Carlisle Cos., Inc.	1,768,739
19,318	[2]	Clean Harbors, Inc.	1,220,125
5

Principal Amount or Shares			Value
46,073		Con-way, Inc.	1,552,199
57,243	[2]	Copart, Inc.	2,085,935
29,279		Corporate Executive Board Co.	824,789
98,369	[2]	Corrections Corp. of America	1,925,081
41,106		Crane Co.	1,460,907
44,720		Deluxe Corp.	920,338
66,270		Donaldson Co., Inc.	3,145,837
39,600	[2]	FTI Consulting, Inc.	1,399,860
40,387		GATX Corp.	1,141,337
44,887		Gardner Denver, Inc.	2,278,913
51,253		Graco, Inc.	1,618,057
28,327		Granite Construction, Inc.	658,603
38,161		HNI Corp.	986,080
69,780		Harsco Corp.	1,616,105
50,854		Hubbell, Inc., Class B	2,399,800
74,819		Hunt (J.B.) Transportation Services, Inc.	2,655,326
70,185		IDEX Corp.	2,257,852
176,524	[2,3]	Jet Blue Airways Corp.	1,135,049
87,922		Joy Global, Inc.	5,219,929
136,952		KBR, Inc.	3,064,986
86,614	[2]	Kansas City Southern Industries, Inc.	3,178,734
69,382		Kennametal, Inc.	1,900,373
45,700	[2]	Kirby Corp.	1,756,708
39,271	[2]	Korn/Ferry International	551,758
43,443		Landstar System, Inc.	1,761,179
41,611		Lennox International, Inc.	1,817,152
36,850		Lincoln Electric Holdings	2,034,857
38,262		MSC Industrial Direct Co.	1,928,022
70,034		Manpower, Inc.	3,360,231
48,710		Miller Herman, Inc.	837,812
25,354		Mine Safety Appliances Co.	635,118
41,563	[2]	Navigant Consulting, Inc.	408,980
29,351		Nordson Corp.	1,850,581
76,305	[2]	OshKosh Truck Corp.	2,623,366
84,997		Pentair, Inc.	2,906,897
32,925		Regal Beloit Corp.	2,002,828
36,741		Rollins, Inc.	802,423
42,457		SPX Corp.	2,528,739
72,113	[2]	Shaw Group, Inc.	2,310,500
92,205	[2,3]	Terex Corp.	1,820,127
45,675	[2]	Thomas & Betts Corp.	1,810,557
68,692		Timken Co.	2,309,425
36,469		Towers Watson & Company	1,623,235
68,561		Trinity Industries, Inc.	1,396,588
71,362	[2]	URS Corp.	2,882,311
52,466	[2]	United Rentals, Inc.	691,502
16,923		Valmont Industries, Inc.	1,202,379
41,494		Wabtec Corp.	1,851,047
67,027	[2]	Waste Connections, Inc.	2,558,421
6

Principal Amount or Shares			Value
37,144		Werner Enterprises, Inc.	855,426
48,144		Woodward Governor Co.	1,455,875
		TOTAL	120,687,330
		Information Technology – 15.5%
30,062	[2]	ACI Worldwide, Inc.	583,203
85,830	[2]	ADC Telecommunications, Inc.	1,092,616
92,300	[2]	AOL Inc.	1,930,916
66,962	[2]	Acxiom Corp.	1,027,197
48,152		Adtran, Inc.	1,520,640
13,404	[2]	Advent Software, Inc.	687,089
45,625	[2,4]	Alliance Data Systems Corp.	2,622,525
77,402	[2]	Ansys, Inc.	3,479,220
102,779	[2]	Arrow Electronics, Inc.	2,547,891
393,982	[2]	Atmel Corp.	2,060,526
129,542	[2]	Avnet, Inc.	3,257,981
117,464		Broadridge Financial Solutions	2,384,519
78,900	[2,3]	CIENA Corp.	1,032,801
228,129	[2]	Cadence Design Systems, Inc.	1,587,778
80,265	[2]	CommScope, Inc.	1,632,590
104,271	[2]	Convergys Corp.	1,164,707
88,232		CoreLogic, Inc.	1,767,287
91,920	[2,3]	Cree, Inc.	6,511,613
32,166		DST Systems, Inc.	1,321,379
56,943		Diebold, Inc.	1,629,709
33,884	[2]	Digital River, Inc.	890,810
38,801	[2,3]	Equinix, Inc.	3,628,282
68,540	[2,3]	F5 Networks, Inc.	6,019,868
35,827		FactSet Research Systems	2,687,025
40,016		Fair Isaac & Co., Inc.	954,382
106,965	[2]	Fairchild Semiconductor International, Inc., Class A	971,242
88,232	[2]	First American Financial Corp.	1,301,422
51,008	[2]	Gartner Group, Inc., Class A	1,283,871
69,476		Global Payments, Inc.	2,621,331
72,798		Henry Jack & Associates, Inc.	1,849,069
71,461	[2]	Hewitt Associates, Inc.	3,508,735
78,535	[2]	Informatica Corp.	2,366,260
141,442	[2]	Ingram Micro, Inc., Class A	2,338,036
143,077	[2]	Integrated Device Technology, Inc.	831,277
61,525	[2]	International Rectifier Corp.	1,201,583
104,326		Intersil Holding Corp.	1,185,143
34,216	[2]	Itron, Inc.	2,226,435
108,755	[2]	Lam Research Corp.	4,588,374
81,705		Lender Processing Services	2,609,658
69,300	[2]	MICROS Systems Corp.	2,479,554
99,542	[2]	MSCI, Inc., Class A	3,212,220
18,713	[2]	ManTech International Corp., Class A	741,970
91,358	[2]	Mentor Graphics Corp.	878,864
135,785	[2]	NCR Corp.	1,860,255
49,149		National Instruments Corp.	1,567,853
7

Principal Amount or Shares			Value
63,878	[2]	NeuStar, Inc., Class A	1,483,886
100,069	[2]	Parametric Technology Corp.	1,795,238
40,917		Plantronics, Inc.	1,226,283
72,867	[2]	Polycom, Inc.	2,162,693
52,700	[2]	Quest Software, Inc.	1,062,432
230,342	[2]	RF Micro Devices, Inc.	960,526
87,882	[2]	Rovi Corp.	3,910,749
36,212	[2]	SRA International, Inc.	804,631
52,051	[2]	Semtech Corp.	904,646
39,021	[2]	Silicon Laboratories, Inc.	1,562,791
150,665	[2]	Skyworks Solutions, Inc.	2,641,157
59,461		Solera Holdings, Inc.	2,258,329
125,965	[2]	Synopsys, Inc.	2,751,076
43,224	[2]	Tech Data Corp.	1,709,941
142,741	[2]	Tibco Software, Inc.	1,935,568
102,935	[2,3]	Trimble Navigation Ltd.	2,920,266
71,507	[2]	ValueClick, Inc.	783,002
161,647	[2,3]	Vishay Intertechnology, Inc.	1,372,383
50,216	[2]	Zebra Technologies Corp., Class A	1,377,927
		TOTAL	127,269,230
		Materials – 6.7%
78,570		Albemarle Corp.	3,427,223
58,145		Aptargroup, Inc.	2,504,305
66,670		Ashland, Inc.	3,390,170
56,348		Cabot Corp.	1,662,266
37,988		Carpenter Technology Corp.	1,327,681
97,927		Commercial Metals Corp.	1,409,169
41,456		Cytec Industries, Inc.	2,069,483
29,400		Greif, Inc., Class A	1,753,122
35,200	[2,3]	Intrepid Potash, Inc.	851,840
107,313	[2,3]	Louisiana-Pacific Corp.	781,239
58,428		Lubrizol Corp.	5,462,434
38,671	[3]	Martin Marietta Materials	3,302,503
16,180		Minerals Technologies, Inc.	844,111
9,900		Newmarket Corp.	1,061,181
66,736		Olin Corp.	1,354,741
88,192		Packaging Corp. of America	2,116,608
110,923		RPM International, Inc.	2,082,025
54,903		Reliance Steel & Aluminum Co.	2,156,590
33,194		Rock-Tenn Co.	1,766,585
38,467		Scotts Co.	1,856,033
41,682		Sensient Technologies Corp.	1,227,952
45,800		Silgan Holdings, Inc.	1,301,636
85,870		Sonoco Products Co.	2,807,949
184,670		Steel Dynamics, Inc.	2,644,474
91,432		Temple-Inland, Inc.	1,834,126
85,616		Valspar Corp.	2,689,198
51,615		Worthington Industries, Inc.	739,643
		TOTAL	54,424,287
8

Principal Amount or Shares			Value
		Telecommunication Services – 0.8%
178,841	[2]	Cincinnati Bell, Inc.	529,369
58,638	[2,3]	Syniverse Holdings, Inc.	1,309,387
129,736	[2]	TW Telecom, Inc.	2,454,605
60,459		Telephone and Data System, Inc.	2,063,466
18,805		Telephone and Data System, Inc. — Special Common Shares	564,338
		TOTAL	6,921,165
		Utilities – 6.2%
66,094		AGL Resources, Inc.	2,511,572
94,337		Alliant Energy Corp.	3,260,287
116,425	[3]	Aqua America, Inc.	2,269,123
79,199		Atmos Energy Corp.	2,296,771
33,134		Black Hills Corp.	1,057,637
51,900		Cleco Corp.	1,481,745
102,007		DPL, Inc.	2,581,797
84,055	[2]	Dynegy, Inc.	298,395
61,742		Energen Corp.	2,743,814
115,163		Great Plains Energy, Inc.	2,066,024
79,682		Hawaiian Electric Industries, Inc.	1,876,511
40,644		Idacorp, Inc.	1,431,482
160,480		MDU Resources Group, Inc.	3,169,480
92,030		NSTAR	3,419,835
202,765		NV Energy, Inc.	2,575,115
70,058		National Fuel Gas Co.	3,366,287
82,779		OGE Energy Corp.	3,281,360
74,878		PNM Resources, Inc.	885,807
149,379		Questar Corp.	2,457,285
92,900		UGI Corp.	2,504,584
69,706		Vectren Corp.	1,726,618
43,006		WGL Holdings, Inc.	1,551,656
94,602		Westar Energy, Inc.	2,259,096
		TOTAL	51,072,281
		TOTAL COMMON STOCKS (IDENTIFIED COST $771,047,384)	803,403,599
		MUTUAL FUND – 1.2%
10,192,826	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	10,192,826
		Repurchase Agreement – 11.5%
$93,748,000		Interest in $7,990,000,000 joint repurchase agreement 0.22%, dated 7/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $7,990,146,483 on 8/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $8,189,364,232. (purchased with proceeds from securities lending collateral.) (AT COST)	93,748,000
		TOTAL INVESTMENTS — 110.8% (IDENTIFIED COST $874,988,210)[7]	907,344,425
		OTHER ASSETS AND LIABILITIES - NET — (10.8)%[8]	(88,726,824)
		TOTAL NET ASSETS — 100%	$818,617,601
9

At July 31, 2010, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S & P MidCap 400 Index Long Futures	203	$15,403,640	September 2010	$221,996

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net”.

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $15,403,640 at July 31 2010, which represents 1.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.6%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$91,819,640	$93,748,000
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	At July 31, 2010, the cost of investments for federal tax purposes was $875,450,127. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $31,894,298. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $149,153,003 and net unrealized depreciation from investments for those securities having an excess of cost over value of $117,258,705.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees

10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as July 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$799,467,877	$ —	$ —	$799,467,877
International	3,935,722	—	—	3,935,722
Mutual Fund	10,192,826	—	—	10,192,826
Repurchase Agreement	—	93,748,000	—	93,748,000
TOTAL SECURITIES	$813,596,425	$93,748,000	$ —	$907,344,425
OTHER FINANCIAL INSTRUMENTS*	$221,996	$ —	$ —	$221,996
*	Other financial instruments include futures contracts.
11

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2010